Property, plant and equipment (Schedule of Exploration Wells Movement and Balances) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at year-end	$ 740,491,000	$ 686,824,000	$ 666,879,000
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at year-end	100,955,000	80,579,000	113,041,000
Exploration Wells [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	31,134,000	61,500,000
Write-offs	(11,721,000)	(24,815,000)
Transfers	(21,724,000)	(45,687,000)
Property, plant and equipment at year-end	$ 5,687,000	$ 7,998,000	$ 17,000,000